Hedging Derivatives - Maturity profile (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) € / $	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2018 EUR (€) R$ / $	Dec. 31, 2018 EUR (€) € / £	Dec. 31, 2018 EUR (€) kr / €	Dec. 31, 2018 EUR (€) kr / €	Dec. 31, 2018 EUR (€) SFr / €	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2018 EUR (€) £ / ¥	Dec. 31, 2018 EUR (€) $ / $	Dec. 31, 2018 EUR (€) kr / €	Dec. 31, 2018 EUR (€) ¥ / €	Dec. 31, 2018 EUR (€) Kč / €	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2018 EUR (€) £ / $	Dec. 31, 2018 EUR (€) / $	Dec. 31, 2018 EUR (€) $ / $	Dec. 31, 2018 EUR (€) £ / $	Dec. 31, 2018 EUR (€) € / $	Dec. 31, 2018 EUR (€) $ / R$	Dec. 31, 2018 EUR (€) ¥ / €	Dec. 31, 2018 EUR (€) zł / €	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2018 EUR (€) R$ / €	Dec. 31, 2018 EUR (€) £ / €	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2018 EUR (€) $ / €
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807	€ 318,807
1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	28,616	28,616	28,616	28,616	28,616	28,616	28,616	28,616	28,616	28,616	28,616	28,616	28,616	28,616	28,616	28,616	28,616	28,616	28,616	28,616	28,616	28,616	28,616	28,616	28,616	28,616	28,616	28,616
3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	25,760	25,760	25,760	25,760	25,760	25,760	25,760	25,760	25,760	25,760	25,760	25,760	25,760	25,760	25,760	25,760	25,760	25,760	25,760	25,760	25,760	25,760	25,760	25,760	25,760	25,760	25,760	25,760
3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	51,794	51,794	51,794	51,794	51,794	51,794	51,794	51,794	51,794	51,794	51,794	51,794	51,794	51,794	51,794	51,794	51,794	51,794	51,794	51,794	51,794	51,794	51,794	51,794	51,794	51,794	51,794	51,794
Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	150,777	150,777	150,777	150,777	150,777	150,777	150,777	150,777	150,777	150,777	150,777	150,777	150,777	150,777	150,777	150,777	150,777	150,777	150,777	150,777	150,777	150,777	150,777	150,777	150,777	150,777	150,777	150,777
More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	61,860	61,860	61,860	61,860	61,860	61,860	61,860	61,860	61,860	61,860	61,860	61,860	61,860	61,860	61,860	61,860	61,860	61,860	61,860	61,860	61,860	61,860	61,860	61,860	61,860	61,860	61,860	61,860
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	178,719	178,719	178,719	178,719	178,719	178,719	178,719	178,719	178,719	178,719	178,719	178,719	178,719	178,719	178,719	178,719	178,719	178,719	178,719	178,719	178,719	178,719	178,719	178,719	178,719	178,719	178,719	178,719
Fair value hedges | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	9,377	9,377	9,377	9,377	9,377	9,377	9,377	9,377	9,377	9,377	9,377	9,377	9,377	9,377	9,377	9,377	9,377	9,377	9,377	9,377	9,377	9,377	9,377	9,377	9,377	9,377	9,377	9,377
Fair value hedges | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	17,989	17,989	17,989	17,989	17,989	17,989	17,989	17,989	17,989	17,989	17,989	17,989	17,989	17,989	17,989	17,989	17,989	17,989	17,989	17,989	17,989	17,989	17,989	17,989	17,989	17,989	17,989	17,989
Fair value hedges | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	23,773	23,773	23,773	23,773	23,773	23,773	23,773	23,773	23,773	23,773	23,773	23,773	23,773	23,773	23,773	23,773	23,773	23,773	23,773	23,773	23,773	23,773	23,773	23,773	23,773	23,773	23,773	23,773
Fair value hedges | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	78,541	78,541	78,541	78,541	78,541	78,541	78,541	78,541	78,541	78,541	78,541	78,541	78,541	78,541	78,541	78,541	78,541	78,541	78,541	78,541	78,541	78,541	78,541	78,541	78,541	78,541	78,541	78,541
Fair value hedges | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	49,039	49,039	49,039	49,039	49,039	49,039	49,039	49,039	49,039	49,039	49,039	49,039	49,039	49,039	49,039	49,039	49,039	49,039	49,039	49,039	49,039	49,039	49,039	49,039	49,039	49,039	49,039	49,039
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	163,241	163,241	163,241	163,241	163,241	163,241	163,241	163,241	163,241	163,241	163,241	163,241	163,241	163,241	163,241	163,241	163,241	163,241	163,241	163,241	163,241	163,241	163,241	163,241	163,241	163,241	163,241	163,241
Fair value hedges | Interest rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	8,436	8,436	8,436	8,436	8,436	8,436	8,436	8,436	8,436	8,436	8,436	8,436	8,436	8,436	8,436	8,436	8,436	8,436	8,436	8,436	8,436	8,436	8,436	8,436	8,436	8,436	8,436	8,436
Fair value hedges | Interest rate risk | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	12,519	12,519	12,519	12,519	12,519	12,519	12,519	12,519	12,519	12,519	12,519	12,519	12,519	12,519	12,519	12,519	12,519	12,519	12,519	12,519	12,519	12,519	12,519	12,519	12,519	12,519	12,519	12,519
Fair value hedges | Interest rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	21,987	21,987	21,987	21,987	21,987	21,987	21,987	21,987	21,987	21,987	21,987	21,987	21,987	21,987	21,987	21,987	21,987	21,987	21,987	21,987	21,987	21,987	21,987	21,987	21,987	21,987	21,987	21,987
Fair value hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	73,989	73,989	73,989	73,989	73,989	73,989	73,989	73,989	73,989	73,989	73,989	73,989	73,989	73,989	73,989	73,989	73,989	73,989	73,989	73,989	73,989	73,989	73,989	73,989	73,989	73,989	73,989	73,989
Fair value hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	46,310	46,310	46,310	46,310	46,310	46,310	46,310	46,310	46,310	46,310	46,310	46,310	46,310	46,310	46,310	46,310	46,310	46,310	46,310	46,310	46,310	46,310	46,310	46,310	46,310	46,310	46,310	46,310
Fair value hedges | Interest rate risk | Equity Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	109	109	109	109	109	109	109	109	109	109	109	109	109	109	109	109	109	109	109	109	109	109	109	109	109	109	109	109
Fair value hedges | Interest rate risk | Equity Swap Contract [Member] | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27
Fair value hedges | Interest rate risk | Equity Swap Contract [Member] | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	46	46	46	46	46	46	46	46	46	46	46	46	46	46	46	46	46	46	46	46	46	46	46	46	46	46	46	46
Fair value hedges | Interest rate risk | Equity Swap Contract [Member] | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36
Fair value hedges | Interest rate risk | Future Interest Rate Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	7,702	7,702	7,702	7,702	7,702	7,702	7,702	7,702	7,702	7,702	7,702	7,702	7,702	7,702	7,702	7,702	7,702	7,702	7,702	7,702	7,702	7,702	7,702	7,702	7,702	7,702	7,702	7,702
Fair value hedges | Interest rate risk | Future Interest Rate Contract [Member] | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	668	668	668	668	668	668	668	668	668	668	668	668	668	668	668	668	668	668	668	668	668	668	668	668	668	668	668	668
Fair value hedges | Interest rate risk | Future Interest Rate Contract [Member] | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	2,012	2,012	2,012	2,012	2,012	2,012	2,012	2,012	2,012	2,012	2,012	2,012	2,012	2,012	2,012	2,012	2,012	2,012	2,012	2,012	2,012	2,012	2,012	2,012	2,012	2,012	2,012	2,012
Fair value hedges | Interest rate risk | Future Interest Rate Contract [Member] | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981	981
Fair value hedges | Interest rate risk | Future Interest Rate Contract [Member] | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,650	2,650	2,650	2,650	2,650	2,650	2,650	2,650	2,650	2,650	2,650	2,650	2,650	2,650	2,650	2,650	2,650	2,650	2,650	2,650	2,650	2,650	2,650	2,650	2,650	2,650	2,650	2,650
Fair value hedges | Interest rate risk | Future Interest Rate Contract [Member] | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,391	1,391	1,391	1,391	1,391	1,391	1,391	1,391	1,391	1,391	1,391	1,391	1,391	1,391	1,391	1,391	1,391	1,391	1,391	1,391	1,391	1,391	1,391	1,391	1,391	1,391	1,391	1,391
Fair value hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	129,217	129,217	129,217	129,217	129,217	129,217	129,217	129,217	129,217	129,217	129,217	129,217	129,217	129,217	129,217	129,217	129,217	129,217	129,217	129,217	129,217	129,217	129,217	129,217	129,217	129,217	129,217	129,217
Fair value hedges | Interest rate risk | Interest rate swaps | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	7,672	7,672	7,672	7,672	7,672	7,672	7,672	7,672	7,672	7,672	7,672	7,672	7,672	7,672	7,672	7,672	7,672	7,672	7,672	7,672	7,672	7,672	7,672	7,672	7,672	7,672	7,672	7,672
Fair value hedges | Interest rate risk | Interest rate swaps | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	10,213	10,213	10,213	10,213	10,213	10,213	10,213	10,213	10,213	10,213	10,213	10,213	10,213	10,213	10,213	10,213	10,213	10,213	10,213	10,213	10,213	10,213	10,213	10,213	10,213	10,213	10,213	10,213
Fair value hedges | Interest rate risk | Interest rate swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	18,423	18,423	18,423	18,423	18,423	18,423	18,423	18,423	18,423	18,423	18,423	18,423	18,423	18,423	18,423	18,423	18,423	18,423	18,423	18,423	18,423	18,423	18,423	18,423	18,423	18,423	18,423	18,423
Fair value hedges | Interest rate risk | Interest rate swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	60,502	60,502	60,502	60,502	60,502	60,502	60,502	60,502	60,502	60,502	60,502	60,502	60,502	60,502	60,502	60,502	60,502	60,502	60,502	60,502	60,502	60,502	60,502	60,502	60,502	60,502	60,502	60,502
Fair value hedges | Interest rate risk | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	32,407	32,407	32,407	32,407	32,407	32,407	32,407	32,407	32,407	32,407	32,407	32,407	32,407	32,407	32,407	32,407	32,407	32,407	32,407	32,407	32,407	32,407	32,407	32,407	32,407	32,407	32,407	32,407
Fair value hedges | Interest rate risk | Call Money Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	19,579	19,579	19,579	19,579	19,579	19,579	19,579	19,579	19,579	19,579	19,579	19,579	19,579	19,579	19,579	19,579	19,579	19,579	19,579	19,579	19,579	19,579	19,579	19,579	19,579	19,579	19,579	19,579
Fair value hedges | Interest rate risk | Call Money Swap Contract [Member] | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	96	96	96	96	96	96	96	96	96	96	96	96	96	96	96	96	96	96	96	96	96	96	96	96	96	96	96	96
Fair value hedges | Interest rate risk | Call Money Swap Contract [Member] | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267	267
Fair value hedges | Interest rate risk | Call Money Swap Contract [Member] | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,823	1,823	1,823	1,823	1,823	1,823	1,823	1,823	1,823	1,823	1,823	1,823	1,823	1,823	1,823	1,823	1,823	1,823	1,823	1,823	1,823	1,823	1,823	1,823	1,823	1,823	1,823	1,823
Fair value hedges | Interest rate risk | Call Money Swap Contract [Member] | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	6,967	6,967	6,967	6,967	6,967	6,967	6,967	6,967	6,967	6,967	6,967	6,967	6,967	6,967	6,967	6,967	6,967	6,967	6,967	6,967	6,967	6,967	6,967	6,967	6,967	6,967	6,967	6,967
Fair value hedges | Interest rate risk | Call Money Swap Contract [Member] | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	10,426	10,426	10,426	10,426	10,426	10,426	10,426	10,426	10,426	10,426	10,426	10,426	10,426	10,426	10,426	10,426	10,426	10,426	10,426	10,426	10,426	10,426	10,426	10,426	10,426	10,426	10,426	10,426
Fair value hedges | Interest rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	4,957	4,957	4,957	4,957	4,957	4,957	4,957	4,957	4,957	4,957	4,957	4,957	4,957	4,957	4,957	4,957	4,957	4,957	4,957	4,957	4,957	4,957	4,957	4,957	4,957	4,957	4,957	4,957
Fair value hedges | Interest rate risk | Currency swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	714	714	714	714	714	714	714	714	714	714	714	714	714	714	714	714	714	714	714	714	714	714	714	714	714	714	714	714
Fair value hedges | Interest rate risk | Currency swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368
Fair value hedges | Interest rate risk | Currency swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875	1,875
Fair value hedges | Interest rate risk | Swaption Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51
Fair value hedges | Interest rate risk | Swaption Contract [Member] | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51	51
Fair value hedges | Interest rate risk | Collar Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15
Fair value hedges | Interest rate risk | Collar Contract [Member] | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15
Fair value hedges | Interest rate risk | Floor Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	1,611	1,611	1,611	1,611	1,611	1,611	1,611	1,611	1,611	1,611	1,611	1,611	1,611	1,611	1,611	1,611	1,611	1,611	1,611	1,611	1,611	1,611	1,611	1,611	1,611	1,611	1,611	1,611
Fair value hedges | Interest rate risk | Floor Contract [Member] | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415
Fair value hedges | Interest rate risk | Floor Contract [Member] | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	196	196	196	196	196	196	196	196	196	196	196	196	196	196	196	196	196	196	196	196	196	196	196	196	196	196	196	196
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019
Fair value hedges | Exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17
Fair value hedges | Exchange rate risk | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855
Fair value hedges | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147
Fair value hedges | Exchange rate risk | Foreign Exchange Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019	3,019
Fair value hedges | Exchange rate risk | Foreign Exchange Forward Contract [Member] | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17
Fair value hedges | Exchange rate risk | Foreign Exchange Forward Contract [Member] | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855	1,855
Fair value hedges | Exchange rate risk | Foreign Exchange Forward Contract [Member] | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147	1,147
Fair value hedges | Interest Rate And Exchange Rate Risk [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	12,237	12,237	12,237	12,237	12,237	12,237	12,237	12,237	12,237	12,237	12,237	12,237	12,237	12,237	12,237	12,237	12,237	12,237	12,237	12,237	12,237	12,237	12,237	12,237	12,237	12,237	12,237	12,237
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	924	924	924	924	924	924	924	924	924	924	924	924	924	924	924	924	924	924	924	924	924	924	924	924	924	924	924	924
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	3,615	3,615	3,615	3,615	3,615	3,615	3,615	3,615	3,615	3,615	3,615	3,615	3,615	3,615	3,615	3,615	3,615	3,615	3,615	3,615	3,615	3,615	3,615	3,615	3,615	3,615	3,615	3,615
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	639	639	639	639	639	639	639	639	639	639	639	639	639	639	639	639	639	639	639	639	639	639	639	639	639	639	639	639
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	4,503	4,503	4,503	4,503	4,503	4,503	4,503	4,503	4,503	4,503	4,503	4,503	4,503	4,503	4,503	4,503	4,503	4,503	4,503	4,503	4,503	4,503	4,503	4,503	4,503	4,503	4,503	4,503
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,556	2,556	2,556	2,556	2,556	2,556	2,556	2,556	2,556	2,556	2,556	2,556	2,556	2,556	2,556	2,556	2,556	2,556	2,556	2,556	2,556	2,556	2,556	2,556	2,556	2,556	2,556	2,556
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	3,022	3,022	3,022	3,022	3,022	3,022	3,022	3,022	3,022	3,022	3,022	3,022	3,022	3,022	3,022	3,022	3,022	3,022	3,022	3,022	3,022	3,022	3,022	3,022	3,022	3,022	3,022	3,022
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Interest rate swaps | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	445	445	445	445	445	445	445	445	445	445	445	445	445	445	445	445	445	445	445	445	445	445	445	445	445	445	445	445
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Interest rate swaps | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,462	1,462	1,462	1,462	1,462	1,462	1,462	1,462	1,462	1,462	1,462	1,462	1,462	1,462	1,462	1,462	1,462	1,462	1,462	1,462	1,462	1,462	1,462	1,462	1,462	1,462	1,462	1,462
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Interest rate swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Interest rate swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	710	710	710	710	710	710	710	710	710	710	710	710	710	710	710	710	710	710	710	710	710	710	710	710	710	710	710	710
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	370	370	370	370	370	370	370	370	370	370	370	370	370	370	370	370	370	370	370	370	370	370	370	370	370	370	370	370
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Call Money Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Call Money Swap Contract [Member] | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	9,195	9,195	9,195	9,195	9,195	9,195	9,195	9,195	9,195	9,195	9,195	9,195	9,195	9,195	9,195	9,195	9,195	9,195	9,195	9,195	9,195	9,195	9,195	9,195	9,195	9,195	9,195	9,195
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Currency swaps | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	479	479	479	479	479	479	479	479	479	479	479	479	479	479	479	479	479	479	479	479	479	479	479	479	479	479	479	479
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Currency swaps | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	2,153	2,153	2,153	2,153	2,153	2,153	2,153	2,153	2,153	2,153	2,153	2,153	2,153	2,153	2,153	2,153	2,153	2,153	2,153	2,153	2,153	2,153	2,153	2,153	2,153	2,153	2,153	2,153
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Currency swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	604	604	604	604	604	604	604	604	604	604	604	604	604	604	604	604	604	604	604	604	604	604	604	604	604	604	604	604
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Currency swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3,793	3,793	3,793	3,793	3,793	3,793	3,793	3,793	3,793	3,793	3,793	3,793	3,793	3,793	3,793	3,793	3,793	3,793	3,793	3,793	3,793	3,793	3,793	3,793	3,793	3,793	3,793	3,793
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Currency swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,166	2,166	2,166	2,166	2,166	2,166	2,166	2,166	2,166	2,166	2,166	2,166	2,166	2,166	2,166	2,166	2,166	2,166	2,166	2,166	2,166	2,166	2,166	2,166	2,166	2,166	2,166	2,166
Fair value hedges | Inflation Risk [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168
Fair value hedges | Inflation Risk [Member] | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168	168
Fair value hedges | Inflation Risk [Member] | Call Money Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64
Fair value hedges | Inflation Risk [Member] | Call Money Swap Contract [Member] | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64
Fair value hedges | Inflation Risk [Member] | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104
Fair value hedges | Inflation Risk [Member] | Currency swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104	104
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Notional amount	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54
Fair value hedges | Credit risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49
Fair value hedges | Credit risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5
Fair value hedges | Credit risk | Credit default swap
Disclosure of detailed information about hedged items [line items]
Notional amount	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54	54
Fair value hedges | Credit risk | Credit default swap | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49
Fair value hedges | Credit risk | Credit default swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	118,400	118,400	118,400	118,400	118,400	118,400	118,400	118,400	118,400	118,400	118,400	118,400	118,400	118,400	118,400	118,400	118,400	118,400	118,400	118,400	118,400	118,400	118,400	118,400	118,400	118,400	118,400	118,400
Cash flow hedges | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	18,684	18,684	18,684	18,684	18,684	18,684	18,684	18,684	18,684	18,684	18,684	18,684	18,684	18,684	18,684	18,684	18,684	18,684	18,684	18,684	18,684	18,684	18,684	18,684	18,684	18,684	18,684	18,684
Cash flow hedges | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	6,994	6,994	6,994	6,994	6,994	6,994	6,994	6,994	6,994	6,994	6,994	6,994	6,994	6,994	6,994	6,994	6,994	6,994	6,994	6,994	6,994	6,994	6,994	6,994	6,994	6,994	6,994	6,994
Cash flow hedges | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	16,954	16,954	16,954	16,954	16,954	16,954	16,954	16,954	16,954	16,954	16,954	16,954	16,954	16,954	16,954	16,954	16,954	16,954	16,954	16,954	16,954	16,954	16,954	16,954	16,954	16,954	16,954	16,954
Cash flow hedges | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	62,947	62,947	62,947	62,947	62,947	62,947	62,947	62,947	62,947	62,947	62,947	62,947	62,947	62,947	62,947	62,947	62,947	62,947	62,947	62,947	62,947	62,947	62,947	62,947	62,947	62,947	62,947	62,947
Cash flow hedges | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	12,821	12,821	12,821	12,821	12,821	12,821	12,821	12,821	12,821	12,821	12,821	12,821	12,821	12,821	12,821	12,821	12,821	12,821	12,821	12,821	12,821	12,821	12,821	12,821	12,821	12,821	12,821	12,821
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	38,229	38,229	38,229	38,229	38,229	38,229	38,229	38,229	38,229	38,229	38,229	38,229	38,229	38,229	38,229	38,229	38,229	38,229	38,229	38,229	38,229	38,229	38,229	38,229	38,229	38,229	38,229	38,229
Cash flow hedges | Interest rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,079	2,079	2,079	2,079	2,079	2,079	2,079	2,079	2,079	2,079	2,079	2,079	2,079	2,079	2,079	2,079	2,079	2,079	2,079	2,079	2,079	2,079	2,079	2,079	2,079	2,079	2,079	2,079
Cash flow hedges | Interest rate risk | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	2,607	2,607	2,607	2,607	2,607	2,607	2,607	2,607	2,607	2,607	2,607	2,607	2,607	2,607	2,607	2,607	2,607	2,607	2,607	2,607	2,607	2,607	2,607	2,607	2,607	2,607	2,607	2,607
Cash flow hedges | Interest rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	6,971	6,971	6,971	6,971	6,971	6,971	6,971	6,971	6,971	6,971	6,971	6,971	6,971	6,971	6,971	6,971	6,971	6,971	6,971	6,971	6,971	6,971	6,971	6,971	6,971	6,971	6,971	6,971
Cash flow hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	26,020	26,020	26,020	26,020	26,020	26,020	26,020	26,020	26,020	26,020	26,020	26,020	26,020	26,020	26,020	26,020	26,020	26,020	26,020	26,020	26,020	26,020	26,020	26,020	26,020	26,020	26,020	26,020
Cash flow hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	552	552	552	552	552	552	552	552	552	552	552	552	552	552	552	552	552	552	552	552	552	552	552	552	552	552	552	552
Cash flow hedges | Interest rate risk | Future Interest Rate Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127	127
Cash flow hedges | Interest rate risk | Future Interest Rate Contract [Member] | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2
Cash flow hedges | Interest rate risk | Future Interest Rate Contract [Member] | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	125	125	125	125	125	125	125	125	125	125	125	125	125	125	125	125	125	125	125	125	125	125	125	125	125	125	125	125
Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	33,956	33,956	33,956	33,956	33,956	33,956	33,956	33,956	33,956	33,956	33,956	33,956	33,956	33,956	33,956	33,956	33,956	33,956	33,956	33,956	33,956	33,956	33,956	33,956	33,956	33,956	33,956	33,956
Cash flow hedges | Interest rate risk | Interest rate swaps | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,028	2,028	2,028	2,028	2,028	2,028	2,028	2,028	2,028	2,028	2,028	2,028	2,028	2,028	2,028	2,028	2,028	2,028	2,028	2,028	2,028	2,028	2,028	2,028	2,028	2,028	2,028	2,028
Cash flow hedges | Interest rate risk | Interest rate swaps | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	2,161	2,161	2,161	2,161	2,161	2,161	2,161	2,161	2,161	2,161	2,161	2,161	2,161	2,161	2,161	2,161	2,161	2,161	2,161	2,161	2,161	2,161	2,161	2,161	2,161	2,161	2,161	2,161
Cash flow hedges | Interest rate risk | Interest rate swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,957	5,957	5,957	5,957	5,957	5,957	5,957	5,957	5,957	5,957	5,957	5,957	5,957	5,957	5,957	5,957	5,957	5,957	5,957	5,957	5,957	5,957	5,957	5,957	5,957	5,957	5,957	5,957
Cash flow hedges | Interest rate risk | Interest rate swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	23,593	23,593	23,593	23,593	23,593	23,593	23,593	23,593	23,593	23,593	23,593	23,593	23,593	23,593	23,593	23,593	23,593	23,593	23,593	23,593	23,593	23,593	23,593	23,593	23,593	23,593	23,593	23,593
Cash flow hedges | Interest rate risk | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	217	217	217	217	217	217	217	217	217	217	217	217	217	217	217	217	217	217	217	217	217	217	217	217	217	217	217	217
Cash flow hedges | Interest rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350
Cash flow hedges | Interest rate risk | Currency swaps | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	446	446	446	446	446	446	446	446	446	446	446	446	446	446	446	446	446	446	446	446	446	446	446	446	446	446	446	446
Cash flow hedges | Interest rate risk | Currency swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	839	839	839	839	839	839	839	839	839	839	839	839	839	839	839	839	839	839	839	839	839	839	839	839	839	839	839	839
Cash flow hedges | Interest rate risk | Currency swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	730	730	730	730	730	730	730	730	730	730	730	730	730	730	730	730	730	730	730	730	730	730	730	730	730	730	730	730
Cash flow hedges | Interest rate risk | Currency swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	335	335	335	335	335	335	335	335	335	335	335	335	335	335	335	335	335	335	335	335	335	335	335	335	335	335	335	335
Cash flow hedges | Interest rate risk | Floor Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	1,747	1,747	1,747	1,747	1,747	1,747	1,747	1,747	1,747	1,747	1,747	1,747	1,747	1,747	1,747	1,747	1,747	1,747	1,747	1,747	1,747	1,747	1,747	1,747	1,747	1,747	1,747	1,747
Cash flow hedges | Interest rate risk | Floor Contract [Member] | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	175	175	175	175	175	175	175	175	175	175	175	175	175	175	175	175	175	175	175	175	175	175	175	175	175	175	175	175
Cash flow hedges | Interest rate risk | Floor Contract [Member] | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,572	1,572	1,572	1,572	1,572	1,572	1,572	1,572	1,572	1,572	1,572	1,572	1,572	1,572	1,572	1,572	1,572	1,572	1,572	1,572	1,572	1,572	1,572	1,572	1,572	1,572	1,572	1,572
Cash flow hedges | Interest rate risk | Foreign Exchange Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49
Cash flow hedges | Interest rate risk | Foreign Exchange Forward Contract [Member] | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	38,457	38,457	38,457	38,457	38,457	38,457	38,457	38,457	38,457	38,457	38,457	38,457	38,457	38,457	38,457	38,457	38,457	38,457	38,457	38,457	38,457	38,457	38,457	38,457	38,457	38,457	38,457	38,457
Cash flow hedges | Exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	16,166	16,166	16,166	16,166	16,166	16,166	16,166	16,166	16,166	16,166	16,166	16,166	16,166	16,166	16,166	16,166	16,166	16,166	16,166	16,166	16,166	16,166	16,166	16,166	16,166	16,166	16,166	16,166
Cash flow hedges | Exchange rate risk | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478
Cash flow hedges | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896
Cash flow hedges | Exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	11,984	11,984	11,984	11,984	11,984	11,984	11,984	11,984	11,984	11,984	11,984	11,984	11,984	11,984	11,984	11,984	11,984	11,984	11,984	11,984	11,984	11,984	11,984	11,984	11,984	11,984	11,984	11,984
Cash flow hedges | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933
Cash flow hedges | Exchange rate risk | Future Interest Rate Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946
Cash flow hedges | Exchange rate risk | Future Interest Rate Contract [Member] | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946	4,946
Cash flow hedges | Exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055
Cash flow hedges | Exchange rate risk | Interest rate swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055
Cash flow hedges | Exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	23,904	23,904	23,904	23,904	23,904	23,904	23,904	23,904	23,904	23,904	23,904	23,904	23,904	23,904	23,904	23,904	23,904	23,904	23,904	23,904	23,904	23,904	23,904	23,904	23,904	23,904	23,904	23,904
Cash flow hedges | Exchange rate risk | Currency swaps | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	4,842	4,842	4,842	4,842	4,842	4,842	4,842	4,842	4,842	4,842	4,842	4,842	4,842	4,842	4,842	4,842	4,842	4,842	4,842	4,842	4,842	4,842	4,842	4,842	4,842	4,842	4,842	4,842
Cash flow hedges | Exchange rate risk | Currency swaps | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478	3,478
Cash flow hedges | Exchange rate risk | Currency swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,535	5,535	5,535	5,535	5,535	5,535	5,535	5,535	5,535	5,535	5,535	5,535	5,535	5,535	5,535	5,535	5,535	5,535	5,535	5,535	5,535	5,535	5,535	5,535	5,535	5,535	5,535	5,535
Cash flow hedges | Exchange rate risk | Currency swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	9,116	9,116	9,116	9,116	9,116	9,116	9,116	9,116	9,116	9,116	9,116	9,116	9,116	9,116	9,116	9,116	9,116	9,116	9,116	9,116	9,116	9,116	9,116	9,116	9,116	9,116	9,116	9,116
Cash flow hedges | Exchange rate risk | Currency swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933	933
Cash flow hedges | Exchange rate risk | Floor Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314
Cash flow hedges | Exchange rate risk | Floor Contract [Member] | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314	314
Cash flow hedges | Exchange rate risk | Foreign Exchange Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	3,283	3,283	3,283	3,283	3,283	3,283	3,283	3,283	3,283	3,283	3,283	3,283	3,283	3,283	3,283	3,283	3,283	3,283	3,283	3,283	3,283	3,283	3,283	3,283	3,283	3,283	3,283	3,283
Cash flow hedges | Exchange rate risk | Foreign Exchange Forward Contract [Member] | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,423	1,423	1,423	1,423	1,423	1,423	1,423	1,423	1,423	1,423	1,423	1,423	1,423	1,423	1,423	1,423	1,423	1,423	1,423	1,423	1,423	1,423	1,423	1,423	1,423	1,423	1,423	1,423
Cash flow hedges | Exchange rate risk | Foreign Exchange Forward Contract [Member] | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	47	47	47	47	47	47	47	47	47	47	47	47	47	47	47	47	47	47	47	47	47	47	47	47	47	47	47	47
Cash flow hedges | Exchange rate risk | Foreign Exchange Forward Contract [Member] | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,813	1,813	1,813	1,813	1,813	1,813	1,813	1,813	1,813	1,813	1,813	1,813	1,813	1,813	1,813	1,813	1,813	1,813	1,813	1,813	1,813	1,813	1,813	1,813	1,813	1,813	1,813	1,813
Cash flow hedges | Exchange rate risk | Foreign Exchange Future and C/V Term FV Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955
Cash flow hedges | Exchange rate risk | Foreign Exchange Future and C/V Term FV Contract [Member] | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955	4,955
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	34,383	34,383	34,383	34,383	34,383	34,383	34,383	34,383	34,383	34,383	34,383	34,383	34,383	34,383	34,383	34,383	34,383	34,383	34,383	34,383	34,383	34,383	34,383	34,383	34,383	34,383	34,383	34,383
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	2,921	2,921	2,921	2,921	2,921	2,921	2,921	2,921	2,921	2,921	2,921	2,921	2,921	2,921	2,921	2,921	2,921	2,921	2,921	2,921	2,921	2,921	2,921	2,921	2,921	2,921	2,921	2,921
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	21,930	21,930	21,930	21,930	21,930	21,930	21,930	21,930	21,930	21,930	21,930	21,930	21,930	21,930	21,930	21,930	21,930	21,930	21,930	21,930	21,930	21,930	21,930	21,930	21,930	21,930	21,930	21,930
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	9,524	9,524	9,524	9,524	9,524	9,524	9,524	9,524	9,524	9,524	9,524	9,524	9,524	9,524	9,524	9,524	9,524	9,524	9,524	9,524	9,524	9,524	9,524	9,524	9,524	9,524	9,524	9,524
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	12,572	12,572	12,572	12,572	12,572	12,572	12,572	12,572	12,572	12,572	12,572	12,572	12,572	12,572	12,572	12,572	12,572	12,572	12,572	12,572	12,572	12,572	12,572	12,572	12,572	12,572	12,572	12,572
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | Interest rate swaps | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | Interest rate swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	898	898	898	898	898	898	898	898	898	898	898	898	898	898	898	898	898	898	898	898	898	898	898	898	898	898	898	898
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | Interest rate swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	8,456	8,456	8,456	8,456	8,456	8,456	8,456	8,456	8,456	8,456	8,456	8,456	8,456	8,456	8,456	8,456	8,456	8,456	8,456	8,456	8,456	8,456	8,456	8,456	8,456	8,456	8,456	8,456
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3,210	3,210	3,210	3,210	3,210	3,210	3,210	3,210	3,210	3,210	3,210	3,210	3,210	3,210	3,210	3,210	3,210	3,210	3,210	3,210	3,210	3,210	3,210	3,210	3,210	3,210	3,210	3,210
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	21,811	21,811	21,811	21,811	21,811	21,811	21,811	21,811	21,811	21,811	21,811	21,811	21,811	21,811	21,811	21,811	21,811	21,811	21,811	21,811	21,811	21,811	21,811	21,811	21,811	21,811	21,811	21,811
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | Currency swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	2,023	2,023	2,023	2,023	2,023	2,023	2,023	2,023	2,023	2,023	2,023	2,023	2,023	2,023	2,023	2,023	2,023	2,023	2,023	2,023	2,023	2,023	2,023	2,023	2,023	2,023	2,023	2,023
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | Currency swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474	13,474
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | Currency swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	6,314	6,314	6,314	6,314	6,314	6,314	6,314	6,314	6,314	6,314	6,314	6,314	6,314	6,314	6,314	6,314	6,314	6,314	6,314	6,314	6,314	6,314	6,314	6,314	6,314	6,314	6,314	6,314
Cash flow hedges | Inflation Risk [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	6,318	6,318	6,318	6,318	6,318	6,318	6,318	6,318	6,318	6,318	6,318	6,318	6,318	6,318	6,318	6,318	6,318	6,318	6,318	6,318	6,318	6,318	6,318	6,318	6,318	6,318	6,318	6,318
Cash flow hedges | Inflation Risk [Member] | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439
Cash flow hedges | Inflation Risk [Member] | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	524	524	524	524	524	524	524	524	524	524	524	524	524	524	524	524	524	524	524	524	524	524	524	524	524	524	524	524
Cash flow hedges | Inflation Risk [Member] | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	566	566	566	566	566	566	566	566	566	566	566	566	566	566	566	566	566	566	566	566	566	566	566	566	566	566	566	566
Cash flow hedges | Inflation Risk [Member] | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,977	2,977	2,977	2,977	2,977	2,977	2,977	2,977	2,977	2,977	2,977	2,977	2,977	2,977	2,977	2,977	2,977	2,977	2,977	2,977	2,977	2,977	2,977	2,977	2,977	2,977	2,977	2,977
Cash flow hedges | Inflation Risk [Member] | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812
Cash flow hedges | Inflation Risk [Member] | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	5,904	5,904	5,904	5,904	5,904	5,904	5,904	5,904	5,904	5,904	5,904	5,904	5,904	5,904	5,904	5,904	5,904	5,904	5,904	5,904	5,904	5,904	5,904	5,904	5,904	5,904	5,904	5,904
Cash flow hedges | Inflation Risk [Member] | Currency swaps | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439	439
Cash flow hedges | Inflation Risk [Member] | Currency swaps | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	403	403	403	403	403	403	403	403	403	403	403	403	403	403	403	403	403	403	403	403	403	403	403	403	403	403	403	403
Cash flow hedges | Inflation Risk [Member] | Currency swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	410	410	410	410	410	410	410	410	410	410	410	410	410	410	410	410	410	410	410	410	410	410	410	410	410	410	410	410
Cash flow hedges | Inflation Risk [Member] | Currency swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,840	2,840	2,840	2,840	2,840	2,840	2,840	2,840	2,840	2,840	2,840	2,840	2,840	2,840	2,840	2,840	2,840	2,840	2,840	2,840	2,840	2,840	2,840	2,840	2,840	2,840	2,840	2,840
Cash flow hedges | Inflation Risk [Member] | Currency swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812	1,812
Cash flow hedges | Inflation Risk [Member] | Foreign Exchange Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	414	414	414	414	414	414	414	414	414	414	414	414	414	414	414	414	414	414	414	414	414	414	414	414	414	414	414	414
Cash flow hedges | Inflation Risk [Member] | Foreign Exchange Forward Contract [Member] | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	121	121	121	121	121	121	121	121	121	121	121	121	121	121	121	121	121	121	121	121	121	121	121	121	121	121	121	121
Cash flow hedges | Inflation Risk [Member] | Foreign Exchange Forward Contract [Member] | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	156	156	156	156	156	156	156	156	156	156	156	156	156	156	156	156	156	156	156	156	156	156	156	156	156	156	156	156
Cash flow hedges | Inflation Risk [Member] | Foreign Exchange Forward Contract [Member] | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	137	137	137	137	137	137	137	137	137	137	137	137	137	137	137	137	137	137	137	137	137	137	137	137	137	137	137	137
Cash flow hedges | Market value of equity
Disclosure of detailed information about hedged items [line items]
Notional amount	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77
Cash flow hedges | Market value of equity | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41
Cash flow hedges | Market value of equity | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36
Cash flow hedges | Market value of equity | Option contract [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77
Cash flow hedges | Market value of equity | Option contract [member] | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41
Cash flow hedges | Market value of equity | Option contract [member] | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36
Cash flow hedges | Other Risk [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936
Cash flow hedges | Other Risk [Member] | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377
Cash flow hedges | Other Risk [Member] | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559
Cash flow hedges | Other Risk [Member] | Foreign Exchange Future And C/V Term RF [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936	936
Cash flow hedges | Other Risk [Member] | Foreign Exchange Future And C/V Term RF [Member] | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377	377
Cash flow hedges | Other Risk [Member] | Foreign Exchange Future And C/V Term RF [Member] | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559	559
Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688
Hedges of net investment in foreign operations | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555
Hedges of net investment in foreign operations | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777
Hedges of net investment in foreign operations | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067
Hedges of net investment in foreign operations | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289
Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688
Hedges of net investment in foreign operations | Exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555
Hedges of net investment in foreign operations | Exchange rate risk | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777
Hedges of net investment in foreign operations | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067
Hedges of net investment in foreign operations | Exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289
Hedges of net investment in foreign operations | Exchange rate risk | Foreign Exchange Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688	21,688
Hedges of net investment in foreign operations | Exchange rate risk | Foreign Exchange Forward Contract [Member] | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555	555
Hedges of net investment in foreign operations | Exchange rate risk | Foreign Exchange Forward Contract [Member] | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777	777
Hedges of net investment in foreign operations | Exchange rate risk | Foreign Exchange Forward Contract [Member] | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067	11,067
Hedges of net investment in foreign operations | Exchange rate risk | Foreign Exchange Forward Contract [Member] | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289
Grupo Santander UK | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	94,288	94,288	94,288	94,288	94,288	94,288	94,288	94,288	94,288	94,288	94,288	94,288	94,288	94,288	94,288	94,288	94,288	94,288	94,288	94,288	94,288	94,288	94,288	94,288	94,288	94,288	94,288	94,288
Grupo Santander UK | Fair value hedges | Interest rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888	€ 6,888
Grupo Santander UK | Fair value hedges | Interest rate risk | 1 month | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%
Grupo Santander UK | Fair value hedges | Interest rate risk | 1 month | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)
Grupo Santander UK | Fair value hedges | Interest rate risk | 1 month | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%
Grupo Santander UK | Fair value hedges | Interest rate risk | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403	€ 9,403
Grupo Santander UK | Fair value hedges | Interest rate risk | 3 months | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%
Grupo Santander UK | Fair value hedges | Interest rate risk | 3 months | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Grupo Santander UK | Fair value hedges | Interest rate risk | 3 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%
Grupo Santander UK | Fair value hedges | Interest rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333	€ 16,333
Grupo Santander UK | Fair value hedges | Interest rate risk | 3 to 12 months | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%
Grupo Santander UK | Fair value hedges | Interest rate risk | 3 to 12 months | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%
Grupo Santander UK | Fair value hedges | Interest rate risk | 3 to 12 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%
Grupo Santander UK | Fair value hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166	€ 44,166
Grupo Santander UK | Fair value hedges | Interest rate risk | Between one and five years | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%
Grupo Santander UK | Fair value hedges | Interest rate risk | Between one and five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%
Grupo Santander UK | Fair value hedges | Interest rate risk | Between one and five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%
Grupo Santander UK | Fair value hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498	€ 17,498
Grupo Santander UK | Fair value hedges | Interest rate risk | More than five years | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%
Grupo Santander UK | Fair value hedges | Interest rate risk | More than five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%
Grupo Santander UK | Fair value hedges | Interest rate risk | More than five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%
Grupo Santander UK | Fair value hedges | Interest Rate And Exchange Rate Risk [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687	€ 5,687
Grupo Santander UK | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877	€ 877
Average exchange rate | £ / $																1.580
Grupo Santander UK | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | 1 month | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%
Grupo Santander UK | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894	€ 2,894
Average exchange rate | £ / $																1.332
Grupo Santander UK | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | 3 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Grupo Santander UK | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331	€ 1,331
Average exchange rate																1.511										1.183
Grupo Santander UK | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Between one and five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%
Grupo Santander UK | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Between one and five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%
Grupo Santander UK | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585	€ 585
Average exchange rate | £ / €																										1.168
Grupo Santander UK | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | More than five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%
Grupo Santander UK | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | More than five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%
Grupo Santander UK | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608	€ 7,608
Grupo Santander UK | Cash flow hedges | Interest rate risk | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917	€ 1,917
Average fixed interest rate	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%
Grupo Santander UK | Cash flow hedges | Interest rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225	€ 2,225
Average fixed interest rate	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%
Grupo Santander UK | Cash flow hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466	€ 3,466
Average fixed interest rate	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%
Grupo Santander UK | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673	€ 17,673
Grupo Santander UK | Cash flow hedges | Exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	4,378	4,378	4,378	4,378	4,378	4,378	4,378	4,378	4,378	4,378	4,378	4,378	4,378	4,378	4,378	€ 4,378	4,378	4,378	4,378	4,378	4,378	4,378	4,378	4,378	4,378	4,378	4,378	4,378
Average exchange rate | £ / $																1.304
Grupo Santander UK | Cash flow hedges | Exchange rate risk | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	2,853	2,853	2,853	2,853	2,853	2,853	2,853	2,853	2,853	€ 2,853	2,853	2,853	2,853	2,853	2,853	€ 2,853	2,853	2,853	2,853	2,853	2,853	2,853	2,853	2,853	2,853	2,853	2,853	2,853
Average exchange rate										147.215						1.307
Grupo Santander UK | Cash flow hedges | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	3,310	3,310	3,310	3,310	3,310	3,310	3,310	3,310	3,310	€ 3,310	3,310	3,310	3,310	3,310	3,310	€ 3,310	3,310	3,310	3,310	3,310	3,310	3,310	3,310	3,310	3,310	€ 3,310	3,310	3,310
Average exchange rate										146.372						1.310										1.280
Grupo Santander UK | Cash flow hedges | Exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	€ 7,132	7,132	7,132	7,132	7,132	7,132	€ 7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	€ 7,132	7,132	7,132
Average exchange rate										145.319						1.305										1.135
Grupo Santander UK | Cash flow hedges | Interest Rate And Exchange Rate Risk [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	33,642	33,642	33,642	33,642	33,642	33,642	33,642	33,642	33,642	€ 33,642	33,642	33,642	33,642	33,642	33,642	€ 33,642	33,642	33,642	33,642	33,642	33,642	33,642	33,642	33,642	33,642	€ 33,642	33,642	33,642
Grupo Santander UK | Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859	€ 2,859
Average fixed interest rate	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%
Average exchange rate																1.633										1.252
Grupo Santander UK | Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288	€ 21,288
Average fixed interest rate	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%
Average exchange rate																1.545										1.271
Grupo Santander UK | Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495	€ 9,495
Average fixed interest rate	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%
Average exchange rate																1.511										1.217
Banco Santander S.A. | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602	€ 36,602
Banco Santander S.A. | Fair value hedges | Interest rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500	€ 500
Banco Santander S.A. | Fair value hedges | Interest rate risk | 1 month | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Banco Santander S.A. | Fair value hedges | Interest rate risk | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665	€ 665
Banco Santander S.A. | Fair value hedges | Interest rate risk | 3 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Banco Santander S.A. | Fair value hedges | Interest rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425	€ 425
Banco Santander S.A. | Fair value hedges | Interest rate risk | 3 to 12 months | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Banco Santander S.A. | Fair value hedges | Interest rate risk | 3 to 12 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%
Banco Santander S.A. | Fair value hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987	€ 12,987
Banco Santander S.A. | Fair value hedges | Interest rate risk | Between one and five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%
Banco Santander S.A. | Fair value hedges | Interest rate risk | Between one and five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%
Banco Santander S.A. | Fair value hedges | Interest rate risk | Between one and five years | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Banco Santander S.A. | Fair value hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030	€ 22,030
Banco Santander S.A. | Fair value hedges | Interest rate risk | More than five years | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%
Banco Santander S.A. | Fair value hedges | Interest rate risk | More than five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%
Banco Santander S.A. | Fair value hedges | Interest rate risk | More than five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%
Banco Santander S.A. | Fair value hedges | Interest rate risk | More than five years | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Banco Santander S.A. | Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596	€ 2,596
Banco Santander S.A. | Fair value hedges | Exchange rate risk | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,825	1,825	1,825	1,825	1,825	1,825	1,825	1,825	1,825	1,825	1,825	1,825	1,825	1,825	1,825	1,825	1,825	1,825	1,825	1,825	1,825	1,825	1,825	1,825	1,825	1,825	1,825	1,825
Banco Santander S.A. | Fair value hedges | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	771	771	771	771	771	771	771	771	771	771	771	771	771	771	771	771	771	771	771	771	771	771	771	771	771	771	771	771
Banco Santander S.A. | Fair value hedges | Interest Rate And Exchange Rate Risk [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	3,656	3,656	3,656	3,656	3,656	3,656	3,656	3,656	3,656	3,656	3,656	3,656	3,656	3,656	3,656	3,656	3,656	3,656	3,656	3,656	3,656	3,656	3,656	3,656	3,656	3,656	3,656	3,656
Banco Santander S.A. | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41
Banco Santander S.A. | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | 1 month | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%
Banco Santander S.A. | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461	€ 461
Average exchange rate					1.145						0.0003
Banco Santander S.A. | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | 3 months | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%
Banco Santander S.A. | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120	€ 120
Average exchange rate	0.0003										0.0003										0.269
Banco Santander S.A. | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | 3 to 12 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%
Banco Santander S.A. | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085	€ 2,085
Average exchange rate			8.718										132.014	25.407	1.499									14.696
Banco Santander S.A. | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Between one and five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%
Banco Santander S.A. | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Between one and five years | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Banco Santander S.A. | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Between one and five years | CZK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Banco Santander S.A. | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Between one and five years | HKD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%
Banco Santander S.A. | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Between one and five years | JPY
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Banco Santander S.A. | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951	€ 951
Average exchange rate											0.0003	9.606	125.883	26.030	1.499
Banco Santander S.A. | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | More than five years | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%
Banco Santander S.A. | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | More than five years | JPY
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%
Banco Santander S.A. | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | More than five years | NOK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%
Banco Santander S.A. | Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54	€ 54
Banco Santander S.A. | Fair value hedges | Credit risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49
Banco Santander S.A. | Fair value hedges | Credit risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5
Banco Santander S.A. | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	8,092	8,092	8,092	8,092	8,092	8,092	8,092	8,092	8,092	8,092	8,092	8,092	8,092	8,092	8,092	8,092	8,092	8,092	8,092	8,092	8,092	8,092	8,092	8,092	8,092	8,092	8,092	8,092
Banco Santander S.A. | Cash flow hedges | Interest rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,942	1,942	1,942	1,942	1,942	1,942	1,942	1,942	1,942	1,942	1,942	1,942	1,942	1,942	1,942	1,942	1,942	1,942	1,942	1,942	1,942	1,942	1,942	1,942	1,942	1,942	1,942	1,942
Banco Santander S.A. | Cash flow hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130	€ 6,130
Banco Santander S.A. | Cash flow hedges | Interest rate risk | Between one and five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Banco Santander S.A. | Cash flow hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20	€ 20
Banco Santander S.A. | Cash flow hedges | Interest rate risk | More than five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Banco Santander S.A. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746	€ 20,746
Banco Santander S.A. | Hedges of net investment in foreign operations | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	373	373	373	373	373	373	373	373	373	373	373	373	373	373	373	373	373	373	373	373	373	373	373	€ 373	€ 373	373	373	373
Average exchange rate																								22.98	4.46
Banco Santander S.A. | Hedges of net investment in foreign operations | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	497	497	497	497	497	497	497	497	497	497	497	497	497	497	497	497	497	497	497	497	497	497	497	€ 497	€ 497	€ 497	€ 497	€ 497
Average exchange rate																										0.91	3,728.01	766.01
Banco Santander S.A. | Hedges of net investment in foreign operations | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	10,587	10,587	10,587	10,587	10,587	10,587	10,587	10,587	10,587	10,587	10,587	10,587	10,587	10,587	10,587	10,587	10,587	10,587	10,587	10,587	10,587	€ 10,587	€ 10,587	€ 10,587	€ 10,587	€ 10,587	€ 10,587	€ 10,587
Average exchange rate																						8.14	4.38	24.51	4.46	0.89	3,685.80	768.25
Banco Santander S.A. | Hedges of net investment in foreign operations | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	9,289	€ 9,289	€ 9,289	€ 9,289	€ 9,289	€ 9,289	€ 9,289	€ 9,289
Average exchange rate																							4.26	24.50	4.73			795.10
Santander Consumer Group [Member] | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	11,359	11,359	11,359	11,359	11,359	11,359	11,359	11,359	11,359	11,359	11,359	11,359	11,359	11,359	11,359	11,359	11,359	11,359	11,359	11,359	11,359	11,359	€ 11,359	€ 11,359	€ 11,359	11,359	11,359	€ 11,359
Santander Consumer Group [Member] | Fair value hedges | Interest rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253	€ 253
Santander Consumer Group [Member] | Fair value hedges | Interest rate risk | 1 month | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)
Santander Consumer Group [Member] | Fair value hedges | Interest rate risk | 1 month | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)
Santander Consumer Group [Member] | Fair value hedges | Interest rate risk | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672	€ 672
Santander Consumer Group [Member] | Fair value hedges | Interest rate risk | 3 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)
Santander Consumer Group [Member] | Fair value hedges | Interest rate risk | 3 months | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)
Santander Consumer Group [Member] | Fair value hedges | Interest rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488	€ 3,488
Santander Consumer Group [Member] | Fair value hedges | Interest rate risk | 3 to 12 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)
Santander Consumer Group [Member] | Fair value hedges | Interest rate risk | 3 to 12 months | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)
Santander Consumer Group [Member] | Fair value hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883	€ 6,883
Santander Consumer Group [Member] | Fair value hedges | Interest rate risk | Between one and five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)
Santander Consumer Group [Member] | Fair value hedges | Interest rate risk | Between one and five years | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)
Santander Consumer Group [Member] | Fair value hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63	€ 63
Santander Consumer Group [Member] | Fair value hedges | Interest rate risk | More than five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)
Santander Consumer Group [Member] | Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423
Santander Consumer Group [Member] | Fair value hedges | Exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	17	17	17	17	17	17	€ 17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17
Average exchange rate | kr / €							134.135
Santander Consumer Group [Member] | Fair value hedges | Exchange rate risk | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	30	30	30	30	30	30	€ 30	€ 30	30	30	30	30	30	30	30	30	30	30	30	30	30	30	30	30	30	30	30	30
Average exchange rate | SFr / €								878.624
Santander Consumer Group [Member] | Fair value hedges | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	376	376	376	376	376	376	€ 376	€ 376	376	376	376	€ 376	376	376	376	376	376	376	376	376	376	376	376	376	376	376	376	376
Average exchange rate							134.109	887.218				103.232
Santander Consumer Group [Member] | Fair value hedges | Interest Rate And Exchange Rate Risk [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	1,027	1,027	1,027	1,027	1,027	1,027	€ 1,027	€ 1,027	1,027	1,027	1,027	€ 1,027	1,027	1,027	1,027	1,027	1,027	1,027	1,027	1,027	1,027	1,027	1,027	1,027	1,027	1,027	1,027	1,027
Santander Consumer Group [Member] | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240	€ 240
Average exchange rate | kr / €							0.134
Santander Consumer Group [Member] | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | 3 months | DKK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%
Santander Consumer Group [Member] | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339	€ 339
Average exchange rate						0.104	0.134
Santander Consumer Group [Member] | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | 3 to 12 months | SEK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%
Santander Consumer Group [Member] | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | 3 to 12 months | DKK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%
Santander Consumer Group [Member] | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448	€ 448
Average exchange rate | kr / €							0.134
Santander Consumer Group [Member] | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Between one and five years | DKK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%
Santander Consumer Group [Member] | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920	€ 920
Santander Consumer Group [Member] | Cash flow hedges | Interest rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85	€ 85
Santander Consumer Group [Member] | Cash flow hedges | Interest rate risk | 1 month | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%
Santander Consumer Group [Member] | Cash flow hedges | Interest rate risk | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99	€ 99
Santander Consumer Group [Member] | Cash flow hedges | Interest rate risk | 3 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%
Santander Consumer Group [Member] | Cash flow hedges | Interest rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313	€ 313
Santander Consumer Group [Member] | Cash flow hedges | Interest rate risk | 3 to 12 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%
Santander Consumer Group [Member] | Cash flow hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423	€ 423
Santander Consumer Group [Member] | Cash flow hedges | Interest rate risk | Between one and five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%
Santander Consumer Group [Member] | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325	€ 4,325
Santander Consumer Group [Member] | Cash flow hedges | Exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	339	339	339	339	339	€ 339	€ 339	€ 339	€ 339	339	339	€ 339	339	339	339	339	339	339	339	339	339	339	339	339	339	339	339	339
Average exchange rate						0.101	0.134	0.896	0.654			0.108
Santander Consumer Group [Member] | Cash flow hedges | Exchange rate risk | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	557	557	557	557	557	€ 557	€ 557	€ 557	€ 557	557	557	€ 557	557	557	557	557	557	557	557	557	557	557	557	557	557	557	557	557
Average exchange rate						0.098	0.134	0.859	0.658			0.108
Santander Consumer Group [Member] | Cash flow hedges | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	2,368	€ 2,368	2,368	2,368	2,368	€ 2,368	€ 2,368	€ 2,368	€ 2,368	2,368	2,368	€ 2,368	€ 2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	2,368	€ 2,368	2,368	2,368	2,368	2,368	2,368
Average exchange rate		0.897				0.099	0.134	0.870	0.652			0.108	0.008										0.234
Santander Consumer Group [Member] | Cash flow hedges | Exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,061	€ 1,061	1,061	1,061	1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	1,061	1,061	€ 1,061	€ 1,061	1,061	1,061	1,061	1,061	1,061	1,061	1,061	1,061	1,061	€ 1,061	1,061	1,061	1,061	1,061	1,061
Average exchange rate						0.099		0.900	0.656			0.108	0.008										0.233
Santander Consumer Group [Member] | Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	943	943	943	943	943	€ 943	943	€ 943	€ 943	943	943	€ 943	€ 943	943	943	943	943	943	943	943	943	943	€ 943	943	943	943	943	943
Santander Consumer Group [Member] | Hedges of net investment in foreign operations | Exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	181	181	181	181	181	181	181	181	181	181	181	€ 181	181	181	181	181	181	181	181	181	181	181	181	181	181	181	181	181
Average exchange rate | kr / €												103.751
Santander Consumer Group [Member] | Hedges of net investment in foreign operations | Exchange rate risk | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	282	282	282	282	282	282	282	282	282	282	282	€ 282	282	282	282	282	282	282	282	282	282	282	282	282	282	282	282	282
Average exchange rate | kr / €												103.538
Santander Consumer Group [Member] | Hedges of net investment in foreign operations | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	480	480	480	480	480	480	480	480	480	480	480	€ 480	480	480	480	480	480	480	480	480	480	€ 480	480	480	480	480	480	480
Average exchange rate												102.963										121.796
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	427	427	427	427	427	427	427	427	427	427	427	€ 427	427	427	427	427	427	427	427	427	427	€ 427	427	427	427	427	427	427
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | 3 months | MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346	€ 346
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | 3 to 12 months | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | 3 to 12 months | MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80	€ 80
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | Between one and five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | Between one and five years | MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest Rate And Exchange Rate Risk [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332	€ 1,332
Banco Santander S.A. (Mexico) | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41	€ 41
Average exchange rate																	5.059	13.920
Banco Santander S.A. (Mexico) | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | 3 to 12 months | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282
Average exchange rate																	5.059	13.920	24.870	20.470
Banco Santander S.A. (Mexico) | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Between one and five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Between one and five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009	€ 1,009
Average exchange rate																	5.059	18.390	25.310	21.890
Banco Santander S.A. (Mexico) | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | More than five years | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | More than five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | More than five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178	€ 178
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate risk | Between one and five years | MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%
Banco Santander S.A. (Mexico) | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337	€ 4,337
Banco Santander S.A. (Mexico) | Cash flow hedges | Exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,415	1,415	1,415	€ 1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	€ 1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415	1,415
Average exchange rate				5.863														18.729
Banco Santander S.A. (Mexico) | Cash flow hedges | Exchange rate risk | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	44	44	44	€ 44	44	44	44	44	44	44	44	44	44	44	44	44	44	€ 44	44	44	44	44	44	44	44	44	44	44
Average exchange rate | $ / $																		20.289
Banco Santander S.A. (Mexico) | Cash flow hedges | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	56	56	56	€ 56	56	56	56	56	56	56	56	56	56	56	56	56	56	€ 56	56	€ 56	56	56	56	56	56	56	56	56
Average exchange rate				5.732														17.918		16.679
Banco Santander S.A. (Mexico) | Cash flow hedges | Exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,719	2,719	2,719	€ 2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	€ 2,719	€ 2,719	€ 2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719	2,719
Average exchange rate				5.736														16.443	23.127	18.932
Banco Santander S.A. (Mexico) | Cash flow hedges | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	103	103	103	€ 103	103	103	103	103	103	103	103	103	103	103	103	103	103	€ 103	€ 103	€ 103	103	103	103	103	103	103	103	103
Average exchange rate																		18.508	25.947	18.688
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	7,620	7,620	7,620	7,620	7,620	7,620	7,620	7,620	7,620	7,620	7,620	7,620	7,620	7,620	7,620	7,620	7,620	€ 7,620	€ 7,620	€ 7,620	7,620	7,620	7,620	7,620	7,620	7,620	7,620	7,620
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668	€ 668
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate risk | 1 month | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate risk | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045	€ 2,045
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate risk | 3 months | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate risk | 3 to 12 months | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529	€ 3,529
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate risk | Between one and five years | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378	€ 1,378
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate risk | More than five years | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411	€ 411
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	€ 6	6	6	6	6	6	6	6
Average exchange rate | $ / R$																					3.247
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Exchange rate risk | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	€ 15	15	15	15	15	15	15	15
Average exchange rate | $ / R$																					3.303
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	€ 36	36	36	36	36	36	36	36
Average exchange rate | $ / R$																					3.551
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	316	316	316	316	316	316	316	316	316	316	316	316	316	316	316	316	316	316	316	316	€ 316	316	316	316	316	316	316	316
Average exchange rate | $ / R$																					3.642
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	€ 38	38	38	38	38	38	38	38
Average exchange rate | $ / R$																					3.265
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023	€ 10,023	10,023	10,023	10,023	10,023	10,023	10,023	10,023
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877	€ 3,877
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate risk | 1 month | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate risk | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997	€ 2,997
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate risk | 3 months | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030	€ 3,030
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate risk | 3 to 12 months | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119	€ 119
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate risk | Between one and five years | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272	€ 272
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Exchange rate risk | 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	€ 8	8	8	8	8	8	8	8
Average exchange rate | $ / R$																					3.716
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	26	26	26	26	26	26	26	26	26	26	26	26	26	26	26	26	26	26	26	26	€ 26	26	26	26	26	26	26	26
Average exchange rate | $ / R$																					3.648
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238
Average exchange rate | $ / R$																					3.135